Trade payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Summary of Trade Payables

Trade payables as at December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Invoices received - supplier not part of factoring facility	42,966	36,212
Invoices received - supplier factoring facility	11,849	11,190
Accruals for invoices to be received	19,448	21,074
Total	74,263	68,476